Share-Based Compensation (Details) - Schedule of RSUs relating to ordinary shares granted	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of RSUs relating to ordinary shares granted [Abstract]
Number of RSUs, Awarded and unvested beginning balance | shares
Weighted average grant date fair value, Awarded and unvested beginning balance | $ / shares
Number of RSUs, Granted | shares	2,426,293
Weighted average grant date fair value, Granted | $ / shares	$ 9.18
Number of RSUs, Vested | shares	(2,247,617)
Weighted average grant date fair value, Vested | $ / shares	$ 8.82
Number of RSUs, Awarded and unvested ending balance | shares	178,676
Weighted average grant date fair value, Awarded and unvested ending balance | $ / shares	$ 13.76
Number of RSUs, Expected to vest | shares	167,365
Weighted average grant date fair value, Expected to vest | $ / shares	$ 13.68